SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash (Details)	12 Months Ended
	Dec. 29, 2017 USD ($) subsidiary	Dec. 30, 2016 USD ($)	Jan. 01, 2016 USD ($)	Jan. 02, 2015 USD ($)
Cash
Cash	$ 14,424,000	$ 22,668,000	$ 16,487,000	$ 18,173,000
Segment Information
Number of wholly owned subsidiaries | subsidiary	6
BMO Harris Bank Master Control Operating Account
Cash
Cash	$ 14,414,000	22,658,000
Cash on hand in business checking accounts
Cash
Cash	$ 10,000	$ 10,000